A Message
From
The Chairman of the Board
and President of
OneAmerica Funds, Inc.

To Participants in AUL American Individual Variable Life Unit Trust

The longest expansion in U.S. history finally came to a close as the United States experienced negative economic growth during the first nine months of 2001. Despite the tragic events of last year, our economy has performed far better than expected during 2002. GDP advanced at a robust 5.0% (annualized) rate during the first quarter of 2002, buoyed by strong consumer spending, fiscal stimulus and inventory rebuilding. However, second quarter GDP slowed to a 1.1% annual growth rate, much less than the consensus forecast, due in large part to a decline in consumer spending.

The likelihood of an economic recovery during thesecond half of this year has now become more uncertain, which has caused downward pressure on the stock market. The S&P 500 (a commonly used broad equity index) experienced a return of -13.2% during the first half of 2002 and is currently trading at five-year lows. The NASDAQ Composite declined 24.8% during the first six months and has lost over 70% of its value since its peak in March 2000. Although investors are still concerned about renewed terrorism threats and recession implications, we also have to contend with a crisis of confidence. Investors have lost their confidence in the integrity of corporate management, corporate auditors, and Wall Streets objectivity in analyzing company financials.

The overall equity market has provided disappointing investment returns for the past 2 1/2 years. A turnaround for the remainder of the year will be contingent on several factors. The economy needs to maintain its current growth pattern, which should lead to a much-needed rebound in corporate earnings. We also need to deal with the corporate scandals that are negatively impacting the investment markets. Addressing these factors should restore investor confidence and provide a more positive outlook for the stock market.

Bond funds have proven to be a safe haven so far in 2002. The average taxable bond fund earned 1.36% in the first half of the year. Compared to the double-digit negative returns reported by the average equity fund and to the very low yields currently being paid by money market funds, this return stacks up quite well.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

  R. Stephen Radcliffe
Chairman of the Board of Directors and President of OneAmerica Funds, Inc.



Indianapolis, Indiana
August 15, 2002

                AUL American Individual Variable Life Unit Trust
                            STATEMENTS OF NET ASSETS
                                 June 30, 2002
                                  (unaudited)

                                        OneAmerica Funds                                        Fidelity
                                                       Investment                         VIP          VIP
                         Value         Money Market    Grade Bond    Asset Director   High Income     Growth



Assets:
Investments at value     $  1,837,330  $  2,431,171  $   1,801,946  $     1,735,629  $     439,835  $    3,865,749



Net assets               $  1,837,330  $  2,431,171  $   1,801,946  $     1,735,629  $     439,835  $    3,865,749



Units outstanding             282,726     2,036,079        283,102          263,696        137,281         783,311



Accumulation unit value  $       6.50  $       1.19  $        6.36  $          6.58  $        3.20  $         4.93





                                                                Fidelity

                              VIP           VIP          VIP              VIP             VIP
                           Overseas    Asset Manager   Index 500     Equity-Income    Contrafund     Money Market



Assets:
Investments at value     $    420,519  $  1,528,146  $   5,910,427  $     2,120,812  $   3,407,513  $    1,129,430



Net assets               $    420,519  $  1,528,146  $   5,910,427  $     2,120,812  $   3,407,513  $    1,129,430



Units outstanding              98,616       305,222      1,270,225          410,557        588,767         928,828



Accumulation unit value  $       4.26  $       5.01  $        4.65  $          5.17  $        5.79  $         1.22



The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust
STATEMENTS OF NET ASSETS (continued)
June 30, 2002
(unaudited)
                                       American Century                          Alger

                          VP Capital        VP         VP Income       American         American
                         Appreciation  International   & Growth         Growth         Small Cap


Assets:
Investments at value     $     18,630  $    753,482  $     665,462  $     6,295,215  $     455,801



Net assets               $     18,630  $    753,482  $     665,462  $     6,295,215  $     455,801



Units outstanding               3,530       164,599        164,384        1,217,481        198,682



Accumulation unit value  $       5.28  $       4.58  $        4.05  $          5.17  $        2.29





                                         T. Rowe Price                          Janus

                                       Limited-Term     Mid-Cap        Worldwide(1)     Flexible(1)
                         Equity Income(1)     Bond         Growth        Growth          Income


Assets:
Investments at value     $  2,673,547  $    471,025  $     672,775  $     3,038,667  $     913,044



Net assets               $  2,673,547  $    471,025  $     672,775  $     3,038,667  $     913,044



Units outstanding             463,436        78,944        150,166          706,093        154,462



Accumulation unit value  $       5.77  $       5.94  $        4.48  $          4.30  $        5.91


The accompanying notes are an integral part of the financial statements.
(1) See Note 1





                Aul American Individual Variable Life Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                 June 30, 2002
                                  (unaudited)


                                   SAFECO                         PBHG                         INVESCO

                                                                       Tech. &           VIF-        VIF-Financial
                          RST Equity    RST Growth     Growth II         Comm.         Dynamics        Services


Assets:
Investments at value     $    441,284  $    979,001  $     261,292  $       399,101  $      21,259  $       61,072



Net assets               $    441,284  $    979,001  $     261,292  $       399,101  $      21,259  $       61,072



Units outstanding             133,883       184,848        133,254          545,673          5,590          12,690


Accumulation unit value  $       3.30  $       5.30  $        1.96  $          0.73  $        3.80  $         4.81





                                          INVESCO

                          VIF-Health                      VIF-
                           Sciences    VIF-Utilities   High Yield



Assets:
Investments at value     $    129,212  $      7,944  $      15,116



Net assets               $    129,212  $      7,944  $      15,116



Units outstanding              30,366         2,143          3,876



Accumulation unit value  $       4.26  $       3.71  $        3.90


The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                            STATEMENTS OF OPERATIONS


                                                        OneAmerica Funds


                                            Value                            Money Market

                           For the                                      For the
                          Six months                                   Six months
                            ended      For the Year  For the Year         ended       For the Year   For the Year
                           6/30/02         ended        ended            6/30/02         ended          ended
                         (unaudited)     12/31/01      12/31/00        (unaudited)      12/31/01       12/31/00


Investment income:
Dividend income          $          -  $      9,732  $      25,915  $        15,064  $      50,185  $       38,630

Net investment
income                              -         9,732         25,915           15,064         50,185          38,630


Gain (loss) on investments:
Net realized gain (loss)        8,012       (20,337)       (16,711)               -
Realized gain distributions                  40,922                               -
Net change in unrealized
appreciation
(depreciation)                 10,312        34,128         40,944                -

Net gain (loss)                18,324        54,713         24,233                -

Increase (decrease) in
net assets from operations $   18,324  $     64,445  $      50,148  $        15,064  $      50,185  $       38,630



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)

                                                             OneAmerica Funds

                                    Investment Grade Bond                             Asset Director

                            For the                                     For the
                          Six months                                   Six months
                            ended      For the Year   For the Year       ended       For the Year    For the Year
                           6/30/02        ended         ended           6/30/02          ended          ended
                          (unaudited)    12/31/01      12/31/00       (unaudited)      12/31/01        12/31/00


Investment income:
Dividend income          $          -  $     48,793  $      33,186  $             -  $      22,287  $       15,237

Net investment
income                              -        48,793         33,186                -         22,287          15,237


Gain (loss) on investments:
Net realized gain (loss)        1,447         2,920         (2,839)           8,028          2,992         (14,412)
Realized gain distributions         -             -              -                -         30,065
Net change in unrealized
appreciation
(depreciation)                 29,066        (6,684)        13,046            4,340          1,652          18,782

Net gain (loss)                30,513        (3,764)        10,207           12,368         34,709           4,370

Increase (decrease) in
net assets from operations $   30,513  $     45,029  $      43,393  $        12,368  $      56,996  $       19,607



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)

                                                                Fidelity

                                      VIP High Income                                 VIP Growth

                            For the                                     For the
                          Six months                                  Six months
                            ended      For the Year  For the Year       ended        For the Year    For the Year
                            6/30/02       ended         ended           6/30/02         ended           ended
                          (unaudited)    12/31/01      12/31/00       (unaudited)       12/31/01       12/31/00


Investment income:
Dividend income          $     43,583  $     45,921  $      17,066  $        10,250  $       2,868  $      265,242

Net investment
income                         43,583        45,921         17,066           10,250          2,868         265,242


Gain (loss) on investments:
Net realized gain (loss)      (29,994)      (75,994)        (2,452)        (392,400)      (158,937)         41,190
Realized gain distributions                                                                269,573
Net change in unrealized
appreciation
(depreciation)                (34,020)      (19,142)       (95,811)        (542,107)      (952,857)       (832,024)

Net gain (loss)               (64,014)      (95,136)       (98,263)        (934,507)      (842,221)       (790,834)

Increase (decrease) in
net assets from operations $  (20,431) $    (49,215) $     (81,197) $      (924,257) $    (839,353) $     (525,592)



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)

                                                             Fidelity

                                         VIP Overseas                               VIP Asset Manager

                           For the                                      For the
                          Six months                                   Six months
                             ended     For the Year  For the Year        ended        For the Year  For the Year
                            6/30/02       ended          ended          6/30/02         ended           ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)       12/31/01       12/31/00


Investment income:
Dividend income          $      3,780  $     20,784  $       9,881  $        58,749  $      50,221  $       77,492

Net investment
income                          3,780        20,784          9,881           58,749         50,221          77,492


Gain (loss) on investments:
Net realized gain (loss)          829      (191,928)         4,273          (28,951)       (19,348)         (3,143)
Realized gain distributions         -        32,853                                         18,833
Net change in unrealized
appreciation
(depreciation)                (10,151)       53,187        (74,950)        (165,848)       (97,034)       (115,232)

Net gain (loss)                (9,322)     (105,888)       (70,677)        (194,799)       (97,549)       (118,375)

Increase (decrease) in
net assets from operations $   (5,542) $     85,104  $     (60,796) $      (136,050) $     (47,328) $      (40,883)



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                                 Fidelity

                                        VIP Index 500                                      VIP Equity-Income

                            For the                                     For the
                          Six months                                   Six months
                            ended      For the Year   For the Year       ended       For the Year   For the Year
                           6/30/02         ended         ended          6/30/02          ended         ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)       12/31/01       12/31/00


Investment income:
Dividend income          $     73,976  $     52,787  $      40,230  $        32,198  $      21,628  $       53,999

Net investment
income                         73,976        52,787         40,230           32,198         21,628          53,999


Gain (loss) on investments:
Net realized gain (loss)     (164,046)      (77,835)        48,498          (11,292)       (11,050)         (9,187)
Realized gain distributions                                                  43,824         60,763
Net change in unrealized
appreciation
(depreciation)               (802,002)     (612,811)      (491,270)        (203,506)      (130,598)         58,649

Net gain (loss)              (966,048)     (690,646)      (442,772)        (170,974)       (80,885)         49,462

Increase (decrease) in
net assets from operations $ (892,072) $   (637,859) $    (402,542) $      (138,776) $     (59,257) $      103,461



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                               Fidelity

                                      VIP Contrafund                               VIP Money Market

                           For the                                      For the
                          Six months                                   Six months
                            ended      For the Year  For the Year        ended       For the Year    For the Year
                            6/30/02       ended          ended          6/30/02          ended           ended
                         (unaudited)     12/31/01      12/31/00       (unaudited)      12/31/01        12/31/00


Investment income:
Dividend income          $     27,271  $     21,346  $     213,019  $         5,166  $      34,728  $       37,130

Net investment
income                         27,271        21,346        213,019            5,166         34,728          37,130


Gain (loss) on investments:
Net realized gain (loss)      (89,421)      (67,691)         3,391
Realized gain distributions                  75,336
Net change in unrealized
appreciation
(depreciation)                 33,794      (384,003)      (393,438)

Net gain (loss)               (55,627)     (376,358)      (390,047)

Increase (decrease) in
net assets from operations $  (28,356)     (355,012) $    (177,028) $         5,166  $      34,728  $       37,130



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                             American Century

                                  VP Capital Appreciation                            VP International

                           For the                                      For the
                          Six months                                  Six months
                            ended      For the Year  For the Year        ended        For the Year    For the Year
                           6/30/02        ended          ended          6/30/02          ended           ended
                         (unaudited)     12/31/01       12/31/00      (unaudited)       12/31/01       12/31/00


Investment income:
Dividend income          $             $             $         523  $         5,132  $         582  $        6,166

Net investment
income                                                         523            5,132            582           6,166


Gain (loss) on investments:
Net realized gain (loss)         (204)       (7,208)         1,777          (34,134)       (27,873)         30,012
Realized gain distributions                   6,275                                         64,248
Net change in unrealized
appreciation
(depreciation)                 (1,844)       (4,749)          (989)          (7,006)      (283,513)       (134,621)

Net gain (loss)                (2,048)       (5,682)           788          (41,140)      (247,138)       (104,609)

Increase (decrease) in
Net assets from operations $   (2,048) $     (5,682) $       1,311  $       (36,008) $    (246,556) $      (98,443)



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                        American Century                                  Alger

                                      VP Income & Growth                             American Growth

                            For the                                     For the
                          Six months                                  Six months
                             ended     For the Year   For the Year       ended        For the Year  For the Year
                           6/30/02        ended          ended          6/30/02          ended          ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)       12/31/01       12/31/00


Investment income:
Dividend income          $      6,401  $      3,491  $         208  $         2,458  $      15,358  $      586,347

Net investment
income                          6,401         3,491            208            2,458         15,358         586,347


Gain (loss) on investments:
Net realized gain (loss)      (11,478)       (6,926)            83         (211,634)      (298,543)        (23,421)
Realized gain distributions                                                                832,781
Net change in unrealized
appreciation
(depreciation)                (68,995)      (26,816)       (30,849)      (1,153,943)    (1,373,635)     (1,606,505)

Net gain (loss)               (80,473)      (33,742)       (30,766)      (1,365,577)      (839,397)     (1,629,926)

Increase (decrease) in
Net assets from operations    (74,072) $    (30,251) $     (30,558) $     1,363,119) $    (824,039) $   (1,043,579)



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                            Alger                                     T. Rowe Price

                                      American Small Cap                              Equity Income

                           For the                                      For the
                          Six months                                  Six months
                            ended      For the Year  For the Year        ended       For the Year    For the Year
                           6/30/02        ended          ended          6/30/02          ended           ended
                         (unaudited)     12/31/01      12/31/00       (unaudited)      12/31/01        12/31/00


Investment income:
Dividend income          $             $        127  $              $         7,688  $      24,403  $       76,056

Net investment
income                                          127                           7,688         24,403          76,056


Gain (loss) on investments:
Net realized gain (loss)      (48,033)      (20,876)          (618)          (7,793)       (10,366)         (7,911)
Realized gain distributions                                                   2,563         31,873
Net change in unrealized
appreciation
(depreciation)                (21,445)      (36,409)       (15,812)        (121,943)       (24,830)         61,440

Net gain (loss)               (69,478)      (57,285)       (16,430)        (127,173)        (3,323)         53,529

Increase (decrease) in
Net assets from operations $  (69,478) $    (57,158)       (16,430) $      (119,485) $      21,080  $      129,585



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                              T. Rowe Price
                                      Limited-Term Bond                                Mid-Cap Growth

                           For the                                       For the
                          Six months                 For the period    Six months                   For the period
                            ended      For the Year   from 5/01/00        ended      For the Year    from 5/01/00
                           6/30/02        ended      (commencement)     6/30/02          ended      (commencement)
                         (unaudited)     12/31/01      to 12/31/00    (unaudited)       12/31/01      to 12/31/00


Investment income:
Dividend income          $      8,515  $      3,866  $          54  $                $              $        1,265

Net investment
income                          8,515         3,866             54                                           1,265


Gain (loss) on investments:
Net realized gain (loss)         (378)        1,357             12              (14)        (4,926)           (904)
Realized gain distributions
Net change in unrealized
appreciation
(depreciation)                   (397)         (743)           149          (69,277)        30,395             735

Net gain (loss)                  (775)          614            161          (69,291)        25,469            (169)

Increase (decrease) in
Net assets from operations $    7,740  $      4,480  $         215  $       (69,291) $      25,469  $        1,096



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                               Janus

                                     Worldwide Growth                               Flexible Income

                           For the                                      For the
                          Six months                                   Six months
                            ended      For the Year  For the Year        ended       For the Year   For the Year
                           6/30/02         ended         ended          6/30/02          ended          ended
                         (unaudited)     12/31/01       12/31/00      (unaudited)       12/31/01       12/31/00


Investment income:
Dividend income          $     12,208  $     15,049  $     122,895  $        22,670  $      28,816  $        7,192

Net investment
income                         12,208        15,049        122,895           22,670         28,816           7,192


Gain (loss) on investments:
Net realized gain (loss)      (82,667)     (534,457)        19,508              949          2,124            (164)
Realized gain distributions
Net change in unrealized
appreciation
(depreciation)               (365,987)     (135,023)      (576,195)           1,170         (2,031)          2,197

Net gain (loss)              (448,654)     (669,480)      (556,687)           2,119             93           2,033

Increase (decrease) in
Net assets from operations $ (436,446) $   (654,431) $    (433,792) $        24,789  $      28,909  $        9,225



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                                SAFECO

                                         RST Equity                                     RST Growth

                            For the                                    For the
                          Six months                                  Six months
                            ended      For the Year  For the Year       ended        For the Year   For the Year
                           6/30/02        ended          ended          6/30/02         ended            ended
                          (unaudited)    12/31/01      12/31/00       (unaudited)      12/31/01        12/31/00


Investment income:
Dividend income                     -  $      3,629  $       3,481  $             -  $           -  $       59,010

Net investment
income                              -         3,629          3,481                -              -          59,010


Gain (loss) on investments:
Net realized gain (loss)       (2,780)       (8,911)        (3,288)          (8,892)       (23,500)          6,104
Realized gain distributions                                                   3,481         20,290
Net change in unrealized
appreciation
(depreciation)                (83,210)      (38,990)       (35,642)        (180,661)       144,416        (110,806)

Net gain (loss)               (85,990)      (47,901)       (38,930)        (186,072)       141,206        (104,702)

Increase (decrease) in
net assets from operations $  (85,990) $    (44,272) $     (35,449) $      (186,072) $     141,206  $      (45,692)



The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                                  PBHG

                                           Growth II                           Technology & Communications

                           For the                                      For the
                          Six months                 For the period   Six months                    For the period
                            ended      For the Year   from 5/01/00       ended       For the Year    from 5/01/00
                           6/30/02        ended      (commencement)     6/30/02          ended      (commencement)
                         (unaudited)     12/31/01      to 12/31/00    (unaudited)       12/31/01      to 12/31/00


Investment income:
Dividend income          $          -  $          -  $         721  $             -  $           -  $       22,653

Net investment
income                              -             -            721                -              -          22,653


Gain (loss) on investments:
Net realized gain (loss)      (32,915)      (46,173)           747         (397,565)      (221,000)        (17,298)
Realized gain distributions         -             -              -                -        248,611               -
Net change in unrealized
appreciation
(depreciation)                (14,430)      (37,998)       (31,962)         125,543       (288,708)       (201,733)

Net gain (loss)               (47,345)      (84,171)       (31,215)        (272,022)      (261,097)       (219,031)

Increase (decrease) in
net assets from operations $  (47,345) $    (84,171) $     (30,494) $      (272,022) $    (261,097) $     (196,378)



The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


                                                               INVESCO

                                 VIF-Dynamics            VIF-Financial Services          VIF-Health Sciences

                            For the                     For the                         For the
                          Six months  For the period  Six months    For the period    Six months    For the period
                            ended      from 8/28/01     ended        from 8/28/01        ended       from 8/28/01
                           6/30/02    (commencement)    6/30/02     (commencement)      6/30/02     (commencement)
                         (unaudited)   to 12/31/01    (unaudited)     to 12/31/01     (unaudited)     to 12/31/01


Investment income:
Dividend income          $          -  $          -  $          24  $            72  $           -  $            -

Net investment
income                              -             -             24               72              -               -


Gain (loss) on investments:
Net realized gain (loss)         (157)            2             52               11         (1,476)             14
Realized gain distributions         -             1              -            1,433              -               8
Net change in unrealized
appreciation
(depreciation)                 (3,806)           44         (2,394)             853        (12,380)            716

Net gain (loss)                (3,963)           47         (2,342)           2,297        (13,856)            738

Increase (decrease) in
net assets from operations $   (3,963) $         47  $      (2,318) $         2,369  $     (13,856) $          738



The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF OPERATIONS (continued)


        INVESCO

                      VIF-Utilities                VIF-High Yield

                           For the                      For the
                          Six months  For the period   Six months   For the period
                             ended     from 8/28/01      ended       from 8/28/01
                           6/30/02    (commencement)    6/30/02     (commencement)
                          (unaudited)   to 12/31/01   (unaudited)     to 12/31/01


Investment income:
Dividend income          $         12  $          2  $         232  $             1

Net investment
income                             12             2            232                1


Gain (loss) on investments:
Net realized gain (loss)          (30)           (2)           (93)               -
Realized gain distributions         -             -              -                -
Net change in unrealized
appreciation
(depreciation)                   (419)           (9)        (1,428)             (15)

Net gain (loss)                  (449)          (11)        (1,521)             (15)

Increase (decrease) in
net assets from operations $     (437) $         (9) $      (1,289) $           (14)



The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                          OneAmerica Funds


                                           Value                                      Money Market


                           Six months      Year           Year         Six months        Year            Year
                         ended 6/30/02    ended          ended       ended 6/30/02       ended          ended
                           (unaudited)   12/31/01       12/31/00      (unaudited)      12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $          -  $      9,732  $      25,915  $        15,064  $      50,185  $       38,630
Net realized gain (loss)        8,012       (20,337)       (16,711)               -              -               -
Realized gain distributions         -        40,922              -                -              -               -
Net change in unrealized
appreciation (depreciation)    10,312        34,128         40,944                -              -               -

Increase (decrease)
in net assets
from operations                18,324        64,445         50,148           15,064         50,185          38,630


Contract owner transactions:
Proceeds from units sold    1,216,113       683,866        207,386        2,932,683      5,023,632       1,599,877
Cost of units redeemed       (184,258)     (214,062)       (58,836)      (3,012,598)    (3,509,358)     (1,032,773)
Account charges               (73,447)      (66,564)       (24,909)         (73,907)      (111,261)        (55,691)

Increase (decrease)           958,408       403,240        123,641         (153,822)     1,403,013         511,413


Net increase (decrease)       976,732       467,685        173,789         (138,758)     1,453,198         550,043
Net assets, beginning         860,598       392,913        219,124        2,569,929      1,116,731         566,688

Net assets, ending       $  1,837,330  $    860,598  $     392,913  $     2,431,171  $   2,569,929  $    1,116,731


Units sold                    184,555       116,201         41,732        2,462,858      4,279,232       1,427,909
Units redeemed                (39,099)      (48,675)       (17,731)      (2,592,445)    (3,088,525)       (977,222)


Net increase (decrease)       145,456        67,526         24,001         (129,587)     1,190,707         450,687
Units outstanding, beginning  137,270        69,744         45,743        2,165,666        974,959         524,272

Units outstanding, ending     282,726       137,270         69,744        2,036,079      2,165,666         974,959



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                            OneAmerica Funds

                                    Investment Grade Bond                            Asset Director


                           Six months      Year           Year         Six months         Year           Year
                         ended 6/30/02    ended          ended       ended 6/30/02       ended           ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)       12/31/01        12/31/00



Increase in net assets
from operations:
Net investment income    $          -  $     48,793  $      33,186  $             -  $      22,287  $       15,237
Net realized gain (loss)        1,447         2,920         (2,839)           8,028          2,992         (14,412)
Realized gain distributions         -             -              -                -         30,065               -
Net change in unrealized
appreciation (depreciation)    29,066        (6,684)        13,046            4,340          1,652          18,782

Increase (decrease)
in net assets
from operations                30,513        45,029         43,393           12,368         56,996          19,607


Contract owner transactions:
Proceeds from units sold    1,028,670       781,194        319,770          991,971        864,605         176,282
Cost of units redeemed       (294,293)     (242,864)       (65,320)        (105,419)      (218,632)        (67,495)
Account charges               (56,704)      (56,329)       (22,824)         (52,338)       (45,905)        (12,125)

Increase (decrease)           677,673       482,000        231,626          834,214        600,068          96,662


Net increase (decrease)       708,186       527,029        275,019          846,582        657,064         116,269
Net assets, beginning       1,093,760       566,731        291,712          889,047        231,983         115,714

Net assets, ending       $  1,801,946  $  1,093,760  $     566,731  $     1,735,629  $     889,047  $      231,983


Units sold                    163,293       127,357         58,166          148,288        142,961          33,187
Units redeemed                (55,746)      (49,209)       (16,317)         (23,797)       (43,911)        (16,190)


Net increase (decrease)       107,547        78,147         41,849          124,491         99,050          16,997
Units outstanding, beginning  175,555        97,408         55,559          139,205         40,155          23,158

Units outstanding, ending     283,102       175,555         97,408          263,696        139,205          40,155



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                Fidelity


                                      VIP High Income                                  VIP Growth


                          Six months       Year           Year        Six months         Year            Year
                        ended 6/30/02     ended          ended       ended 6/30/02      ended           ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)      12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $     43,583  $     45,921  $      17,066  $        10,250  $       2,868  $      265,242
Net realized gain (loss)      (29,994)      (75,994)        (2,452)        (392,400)      (158,937)         41,190
Realized gain distributions         -             -              -                -        269,573               -
Net change in unrealized
appreciation (depreciation)   (34,020)      (19,142)       (95,811)        (542,107)      (952,857)       (832,024)

Increase (decrease)
in net assets
from operations               (20,431)      (49,215)       (81,197)        (924,257)      (839,353)       (525,592)


Contract owner transactions:
Proceeds from units sold      139,834       356,794        209,458        1,040,287      3,115,761       3,443,076
Cost of units redeemed        (56,529)     (209,502)       (25,927)        (913,083)      (952,119)       (642,315)
Account charges               (22,304)      (30,995)       (22,403)        (217,048)      (445,508)       (386,919)

Increase (decrease)            61,001       116,297        161,128          (89,844)     1,718,134       2,413,842


Net increase (decrease)        40,570        67,082         79,931       (1,014,101)       878,781       1,888,250
Net assets, beginning         399,265       332,183        252,252        4,879,850      4,001,069       2,112,819

Net assets, ending       $    439,835  $    399,265  $     332,183  $     3,865,749  $   4,879,850  $    4,001,069


Units sold                     41,568        95,903         46,447          180,593        481,071         410,014
Units redeemed                (23,415)      (64,262)       (10,468)        (195,841)      (221,674)       (124,314)


Net increase (decrease)        18,153        31,641         35,979          (15,248)       259,397         285,700
Units outstanding, beginning  119,128        87,487         51,508          798,559        539,162         253,462

Units outstanding, ending     137,281       119,128         87,487          783,311        798,559         539,162


The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                               Fidelity

                                      VIP Overseas                                 VIP Asset Manager


                          Six months       Year           Year         Six months         Year          Year
                         ended 6/30/02     ended         ended       ended 6/30/02       ended          ended
                          (unaudited)    12/31/01      12/31/00       (unaudited)       12/31/01       12/31/00


Increase in net assets
from operations:
Net investment income    $      3,780  $     20,784  $       9,881  $        58,749  $      50,221  $       77,492
Net realized gain (loss)          829      (191,928)         4,273          (28,951)       (19,348)         (3,143)
Realized gain distributions         -        32,853              -                -         18,833               -
Net change in unrealized
appreciation (depreciation)   (10,151)       53,187        (74,950)        (165,848)       (97,034)       (115,232)

Increase (decrease)
in net assets
from operations                (5,542)      (84,104)       (60,796)        (136,050)       (47,328)        (40,883)


Contract owner transactions:
Proceeds from units sold    1,268,300     1,890,024        450,411          253,675        698,677         918,625
Cost of units redeemed     (1,327,444)   (1,640,624)       (58,740)        (117,574)      (129,154)       (247,384)
Account charges               (21,472)      (47,658)       (34,843)         (59,234)      (112,077)        (72,873)

Increase (decrease)           (80,616)      201,742        356,828           76,867        457,446         598,368


Net increase (decrease)       (86,158)      117,035        296,032          (59,183)       409,712         557,485
Net assets, beginning         506,677       389,642         93,610        1,587,329      1,177,617         620,132

Net assets, ending       $    420,519  $    506,677  $     389,642  $     1,528,146  $   1,587,329  $    1,177,617


Units sold                    293,400       405,792         71,478           47,711        128,107         157,150
Units redeemed               (310,645)     (360,171)       (14,889)         (32,994)       (44,311)        (55,019)


Net increase (decrease)       (17,245)       45,621         56,589           14,717         83,796         102,131
Units outstanding, beginning  115,861        70,240         13,651          290,505        206,709         104,578

Units outstanding, ending      98,616       115,861         70,240          305,222        290,505         206,709


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                               Fidelity


                                       VIP Index 500                                 VIP Equity-Income


                          Six months       Year          Year          Six months         Year           Year
                         ended 6/30/02     ended         ended       ended 6/30/02       ended           ended
                         (unaudited)     12/31/01      12/31/00       (unaudited)       12/31/01       12/31/00


Increase in net assets
from operations:
Net investment income    $     73,976  $     52,787  $      40,230  $        32,198  $      21,628  $       53,999
Net realized gain (loss)     (164,046)      (77,835)        48,498          (11,292)       (11,050)         (9,187)
Realized gain distributions         -             -              -           43,824         60,763               -
Net change in unrealized
appreciation (depreciation)  (802,002)     (612,811)      (491,270)        (203,506)      (130,598)         58,649

Increase (decrease)
in net assets
from operations              (892,072)     (637,859)      (402,542)        (138,776)       (59,257)        103,461


Contract owner transactions:
Proceeds from units sold    2,041,491     3,795,983      3,656,164          507,376      1,023,901         729,001
Cost of units redeemed     (1,028,513)   (1,179,296)      (825,041)        (131,935)      (108,893)       (176,345)
Account charges              (276,020)     (498,696)      (417,181)         (79,728)      (129,012)        (76,053)

Increase (decrease)           736,958     2,117,992      2,413,942          295,713        785,996         476,603


Net increase (decrease)      (155,114)    1,482,868      2,011,400          156,937        726,739         580,064
Net assets, beginning       6,065,541     4,582,673      2,571,273        1,963,875      1,237,136         657,072

Net assets, ending       $  5,910,427  $  6,065,541  $   4,582,673  $     2,120,812  $   1,963,875  $    1,237,136


Units sold                    391,813       689,485        558,834           91,791        186,397         138,531
Units redeemed               (251,975)     (309,790)      (190,147)         (38,012)       (43,245)        (47,930)


Net increase (decrease)       139,838       379,695        368,687           53,779        143,152          90,601
Units outstanding, beginning1,130,387       750,692        382,005          356,778        213,626         123,025

Units outstanding, ending   1,270,225     1,130,387        750,692          410,557        356,778         213,626


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                               Fidelity


                                        VIP Contrafund                               VIP Money Market


                          Six months       Year           Year        Six months          Year           Year
                        ended 6/30/02     ended          ended       ended 6/30/02       ended           ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)       12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $     27,271  $     21,346  $     213,019  $         5,166  $      34,728  $       37,130
Net realized gain (loss)      (89,421)      (67,691)         3,391                -              -               -
Realized gain distributions         -        75,336              -                -              -               -
Net change in unrealized
appreciation (depreciation)    33,794      (384,003)      (393,438)               -              -               -

Increase (decrease)
in net assets
from operations               (28,356)     (355,012)      (177,028)           5,166         34,728          37,130


Contract owner transactions:
Proceeds from units sold      815,508     1,639,301      2,196,515     2,000,948         3,359,340       1,314,464
Cost of units redeemed       (549,031)     (513,646)      (430,605)   (1,684,940)       (3,309,953)     (1,148,833)
Account charges              (164,692)     (312,441)      (263,256)      (32,060)          (54,761)        (51,827)

Increase (decrease)           101,785       813,214      1,502,654       283,948            (5,374)        113,804


Net increase (decrease)        73,429       458,202      1,325,626       289,114            29,354         150,934
Net assets, beginning       3,334,084     2,875,882      1,550,256       840,316           810,962         660,028

Net assets, ending          3,407,513  $  3,334,084  $   2,875,882  $     1,129,430  $     840,316  $      810,962


Units sold                    137,459       281,218        314,561      1,649,150        2,828,176       1,168,910
Units redeemed               (120,261)     (142,291)       (99,695)     (1,416,690)     (2,831,971)     (1,078,452)


Net increase (decrease)        17,198       138,927        214,866         232,460          (3,795)         90,458
Units outstanding, beginning  571,569       432,642        217,776        696,368          700,163         609,705

Units outstanding, ending     588,767       571,569        432,642         928,828         696,368         700,163



The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                           American Century


                                   VP Capital Appreciation                         VP International


                          Six months       Year          Year         Six months         Year            Year
                        ended 6/30/02     ended          ended       ended 6/30/02       ended          ended
                          (unaudited)    12/31/01       12/31/00      (unaudited)      12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $          -  $          -  $         523  $         5,132  $         582  $        6,166
Net realized gain (loss)         (204)       (7,208)         1,777          (34,134)       (27,873)         30,012
Realized gain distributions         -         6,275              -                -         64,248               -
Net change in unrealized
appreciation (depreciation)    (1,844)       (4,749)          (989)          (7,006)      (283,513)       (134,621)

Increase (decrease)
in net assets
from operations                (2,048)       (5,682)         1,311          (36,008)      (246,556)        (98,443)


Contract owner transactions:
Proceeds from units sold        3,051        13,957          8,171          219,359        478,068         699,965
Cost of units redeemed           (867)       (9,604)        (3,859)         (78,547)      (218,132)       (148,982)
Account charges                  (366)         (934)        (1,425)         (35,098)       (57,814)        (45,495)

Increase (decrease)             1,818         3,419          2,887          105,714        202,122         505,488


Net increase (decrease)          (230)       (2,263)         4,198           69,706        (44,434)        407,045
Net assets, beginning          18,860        21,123         16,925          683,776        728,210         321,165

Net assets, ending       $     18,630  $     18,860  $      21,123  $       753,482 $      683,776 $       728,210


Units sold                        526         2,575            907           46,267         90,770          93,529
Units redeemed                   (208)       (1,882)          (649)         (24,360)       (55,710)        (25,380)


Net increase (decrease)           318           693            258           21,907         35,060          68,149
Units outstanding, beginning    3,212         2,519          2,261          142,692        107,632         39,483

Units outstanding, ending       3,530         3,212          2,519          164,599        142,692         107,632


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                     American Century                                    Alger


                                     VP Income & Growth                              American Growth


                          Six months       Year          Year          Six months         Year           Year
                         ended 6/30/02     ended         ended       ended 6/30/02       ended          ended
                          (unaudited)    12/31/01      12/31/00       (unaudited)       12/31/01       12/31/00


Increase in net assets
from operations:
Net investment income    $      6,401  $      3,491  $         208  $         2,458  $      15,358  $      586,347
Net realized gain (loss)      (11,478)       (6,926)            83         (211,633)      (298,542)        (23,421)
Realized gain distributions         -             -              -                -        832,781               -
Net change in unrealized
appreciation (depreciation)   (68,995)      (26,816)       (30,849)      (1,153,943)    (1,373,635)     (1,606,505)

Increase (decrease)
in net assets
from operations               (74,072)      (30,251)       (30,558)      (1,363,118)      (824,038)     (1,043,579)


Contract owner transactions:
Proceeds from units sold      175,235       409,966        431,285        1,443,967      4,061,285       5,195,700
Cost of units redeemed        (59,381)      (40,073)       (25,920)        (640,147)    (1,433,699)       (756,670)
Account charges               (39,407)      (50,914)       (20,451)        (310,684)      (638,207)       (515,494)

Increase (decrease)            76,447       318,979        384,914          493,136      1,989,379       3,923,536


Net increase (decrease)         2,375       288,728        354,356         (869,982)     1,165,341       2,879,957
Net assets, beginning         663,087       374,359         20,003        7,165,197      5,999,856       3,119,899

Net assets, ending       $    665,462  $    663,087  $     374,359  $     6,295,215  $   7,165,197  $    5,999,856


Units sold                     39,763        90,789         81,388          249,246        617,158         620,530
Units redeemed                (22,293)      (19,891)        (9,003)        (162,806)      (321,308)       (155,464)


Net increase (decrease)        17,470        70,898         72,385           86,440        295,850         465,066
Units outstanding, beginning  146,914        76,016          3,631        1,131,041        835,191         370,125

Units outstanding, ending     164,384       146,914         76,016        1,217,481      1,131,041         835,191


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


        Alger                                                     T. Rowe Price

        American Small Cap                                        Equity Income

                                                     For the period
                          Six months       Year      from 5/01/00     Six months          Year           Year
                        ended 6/30/02     ended      (commencement)  ended 6/30/02       ended           ended
                         (unaudited)     12/31/01     to 12/31/00     (unaudited)      12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $          -  $        127  $           -  $         7,688  $      24,403  $       76,056
Net realized gain (loss)      (48,033)      (20,876)          (618)          (7,793)       (10,366)         (7,911)
Realized gain distributions         -             -              -            2,563         31,873               -
Net change in unrealized
appreciation (depreciation)   (21,445)      (36,409)       (15,812)        (121,943)       (24,830)         61,440

Increase (decrease)
in net assets
from operations               (69,478)      (57,158)       (16,430)        (119,485)        21,080         129,585


Contract owner transactions:
Proceeds from units sold      305,095       394,569        146,328        1,048,580      1,340,729         714,017
Cost of units redeemed       (146,446)      (37,197)        (3,153)        (193,222)      (317,093)       (248,711)
Account charges               (24,175)      (31,787)        (4,367)        (114,320)      (162,243)        (94,210)

Increase (decrease)           134,474       325,585        138,808          741,038        861,393         371,096


Net increase (decrease)        64,996       268,427        122,378          621,553        882,473         500,681
Net assets, beginning         390,805       122,378              -        2,051,994      1,169,521         668,840

Net assets, ending       $    455,801  $    390,805  $     122,378  $     2,673,547  $   2,051,994  $    1,169,521


Units sold                    119,801       138,630         34,042          171,305        226,501         135,907
Units redeemed                (67,181)      (24,809)        (1,801)         (50,676)       (81,937)        (65,831)


Net increase (decrease)        52,620       113,821         32,241          120,629        144,564          70,076
Units outstanding, beginning  146,062        32,241              -          342,807        198,243         128,167
Units outstanding, ending     198,682       146,062         32,241          463,436        342,807         198,243


The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                               T. Rowe Price

                                       Limited-Term Bond                              Mid-Cap Growth

                                                     For the period                                 For the period
                          Six months       Year       from 5/01/00    Six months          Year       from 5/01/00
                         ended 6/30/02    ended      (commencement)  ended 6/30/02       ended      (commencement)
                          (unaudited)    12/31/01     to 12/31/00     (unaudited)       12/31/01     to 12/31/00


Increase in net assets
from operations:
Net investment income    $      8,515  $      3,866  $          54  $          -     $           -  $        1,265
Net realized gain (loss)         (378)        1,357             12           (14)           (4,926)           (904)
Realized gain distributions         -             -              -             -                 -               -
Net change in unrealized
appreciation (depreciation)      (397)         (743)           149       (69,277)           30,395             735

Increase (decrease)
in net assets
from operations                 7,740         4,480            215       (69,291)           25,469           1,096


Contract owner transactions:
Proceeds from units sold      282,939       511,923          7,988          335,115        488,213         100,931
Cost of units redeemed        (96,207)     (222,760)        (1,292)         (51,897)       (68,064)        (16,410)
Account charges               (14,242)       (9,306)          (453)         (27,662)       (39,664)         (5,061)

Increase (decrease)           172,490       279,857          6,243          255,556        380,485          79,460


Net increase (decrease)       180,230       284,337          6,458          186,265        405,954          80,556
Net assets, beginning         290,795         6,458              -          486,510         80,556

Net assets, ending       $    471,025  $    290,795  $       6,458  $       672,775  $     486,510  $       80,556


Units sold                     47,993        88,396          1,525           69,374        104,311          20,314
Units redeemed                (18,663)      (39,977)          (330)         (16,502)       (22,978)         (4,353)


Net increase (decrease)        29,330        48,419          1,195           52,872         81,333          15,961
Units outstanding, beginning   49,614         1,195              -           97,294         15,961

Units outstanding, ending      78,944        49,614          1,195          150,166         97,294          15,961


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                  Janus

                                       Worldwide Growth                              Flexible Income


                          Six months       Year          Year          Six months         Year           Year
                         ended 6/30/02    ended          ended       ended 6/30/02       ended           ended
                          (unaudited)    12/31/01      12/31/00       (unaudited)       12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $     12,208  $     15,049  $     122,895  $        22,670  $      28,816  $        7,192
Net realized gain (loss)      (82,667)     (534,457)        19,508              949          2,124            (164)
Realized gain distributions         -             -              -                -              -               -
Net change in unrealized
appreciation (depreciation)  (365,987)     (135,023)      (576,195)           1,170         (2,031)          2,197

Increase (decrease)
in net assets
from operations              (436,446)     (654,431)      (433,792)          24,789         28,909           9,225


Contract owner transactions:
Proceeds from units sold      828,912     3,343,356      2,953,183          350,525        421,648         268,286
Cost of units redeemed       (286,090)   (1,600,237)      (290,797)         (44,233)       (63,421)        (10,342)
Account charges              (162,751)     (323,318)      (207,151)         (33,492)       (33,152)         (9,071)

Increase (decrease)           380,071     1,419,801      2,455,235          272,800        325,075         248,873


Net increase (decrease)       (56,375)      765,370      2,021,443          297,589        353,984         258,098
Net assets, beginning       3,095,042     2,329,672        308,229          615,455        261,471           3,373

Net assets, ending       $  3,038,667  $  3,095,042  $   2,329,672  $       913,044  $     615,455  $      261,471


Units sold                    176,090       616,233        393,102           60,482         75,251          52,261
Units redeemed                (95,520)     (355,912)       (68,656)         (13,427)       (17,006)         (3,773)


Net increase (decrease)        80,570       260,321        324,446           47,055         58,245          48,488
Units outstanding, beginning  625,523       365,202         40,756          107,407         49,162             674

Units outstanding, ending     706,093       625,523        365,202          154,462        107,407          49,162


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                SAFECO


                                        RST Equity                                    RST Growth


                          Six months       Year           Year         Six months        Year            Year
                         ended 6/30/02     ended         ended       ended 6/30/02      ended           ended
                         (unaudited)     12/31/01      12/31/00       (unaudited)      12/31/01        12/31/00


Increase in net assets
from operations:
Net investment income    $          -  $      3,629  $       3,481  $             -  $           -  $       59,010
Net realized gain (loss)       (2,780)       (8,911)        (3,288)          (8,892)       (23,500)          6,104
Realized gain distributions         -             -              -            3,481         20,290               -
Net change in unrealized
appreciation (depreciation)   (83,210)      (38,990)       (35,642)        (180,661)       144,416        (110,806)

Increase (decrease)
in net assets
from operations               (85,990)      (44,272)       (35,449)        (186,072)       141,206         (45,692)


Contract owner transactions:
Proceeds from units sold       84,430       166,707        519,442          421,638        548,164         641,377
Cost of units redeemed        (25,418)      (51,370)       (33,743)        (149,658)      (212,665)        (55,986)
Account charges               (21,812)      (35,878)       (25,645)         (52,788)       (71,995)        (35,007)

Increase (decrease)            37,200        79,459        460,054          219,192        263,504         550,384


Net increase (decrease)       (48,790)       35,187        424,605           33,120        404,710         504,692
Net assets, beginning         490,074       454,887         30,282          945,881        541,171          36,479

Net assets, ending       $    441,284  $    490,074  $     454,887  $       979,001  $     945,881  $      541,171


Units sold                     23,717        41,498        110,008           72,227         97,648         109,355
Units redeemed                (12,816)      (21,959)       (12,708)         (34,479)       (50,818)        (15,427)


Net increase (decrease)        10,901        19,539         97,300           37,748         46,830          93,928
Units outstanding, beginning  122,982       103,443          6,143          147,100        100,270           6,342

Units outstanding, ending     133,883       122,982        103,443          184,848        147,100         100,270


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                 PBHG

                                          Growth II                               Technology & Communications

                                                     For the period                                 For the period
                         Six months        Year       from 5/01/00     Six months        Year        from 5/01/00
                         ended 6/30/02     ended     (commencement)  ended 6/30/02      ended       (commencement)
                          (unaudited)    12/31/01     to 12/31/00     (unaudited)      12/31/01       to 12/31/00


Increase in net assets
from operations:
Net investment income    $          -  $          -  $         721  $             -  $           -  $       22,653
Net realized gain (loss)      (32,915)      (46,173)           747         (397,565)      (221,000)        (17,298)
Realized gain distributions         -             -              -                -        248,611               -
Net change in unrealized
appreciation (depreciation)    14,430)      (37,998)       (31,962)         125,543       (288,708)       (201,733)

Increase (decrease)
in net assets
from operations               (47,345)      (84,171)       (30,494)        (272,022)      (261,097)       (196,378)


Contract owner transactions:
Proceeds from units sold      105,071       312,236        177,445          231,595        734,011         541,056
Cost of units redeemed        (51,458)      (52,073)        (8,981)         (88,593)      (113,730)        (42,002)
Account charges               (15,894)      (34,207)        (8,837)         (34,473)       (75,683)        (23,583)

Increase (decrease)            37,719       225,956        159,627          108,529        544,598         475,471


Net increase (decrease)        (9,626)      141,785        129,133         (163,493)       283,501         279,093
Net assets, beginning         270,918       129,133              -          562,594        279,093
Net assets, ending       $    261,292  $    270,918  $     129,133  $       399,101  $     562,594  $      279,093


Units sold                     48,749       115,052         36,272          219,031        449,593         123,803
Units redeemed                (30,682)      (32,553)         3,584)        (111,697)      (114,947)        (20,110)


Net increase (decrease)        18,067        82,499         32,688          107,334        334,646         103,693
Units outstanding, beginning  115,187        32,688              -          438,339        103,693               -

Units outstanding, ending     133,254       115,187         32,688          545,673        438,339         103,693


The accompanying notes are an integral part of the financial statements.


                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                INVESCO

                                VIF-Dynamics             VIF-Financial Services         VIF-Health Sciences

                                       For the period               For the period                  For the period
                          Six months   from 8/28/01    Six months     from 8/28/01    Six months     from 8/28/01
                         ended 6/30/02 (commencement) ended 6/30/02  (commencement)  ended 6/30/02  (commencement)
                          (unaudited)   to 12/31/01    (unaudited)    to 12/31/01     (unaudited)     to 12/31/01


Increase in net assets
from operations:
Net investment income    $          -  $          -  $          24  $            72  $           -  $            -
Net realized gain (loss)         (157)            2             52               11         (1,476)             14
Realized gain distributions         -             1              -            1,433              -               8
Net change in unrealized
appreciation (depreciation)    (3,806)           44         (2,394)             853        (12,380)            716

Increase (decrease)
in net assets
from operations                (3,963)           47         (2,318)           2,369        (13,856)            738


Contract owner transactions:
Proceeds from units sold       31,405           561         30,657           33,932        152,080          34,676
Cost of units redeemed         (4,230)            -            (25)             (39)       (37,734)            (19)
Account charges                (2,543)          (18)        (3,025)            (479)        (6,236)           (437)

Increase (decrease)            24,632           543         27,607           33,414        108,110          34,220


Net increase (decrease)        20,669           590         25,289           35,783         94,254          34,958
Net assets, beginning             590             -         35,783                -         34,958               -

Net assets, ending       $     21,259  $        590  $      61,072  $        35,783  $     129,212  $       34,958


Units sold                      7,040           121          6,180            7,228         32,817           7,050
Units redeemed                 (1,567)           (4)          (612)            (106)        (9,410)            (91)


Net increase (decrease)         5,473           117          5,568            7,122         23,407           6,959
Units outstanding, beginning      117             -          7,122                -          6,959               -

Units outstanding, ending       5,590           117         12,690            7,122         30,366           6,959


The accompanying notes are an integral part of the financial statements.



                AUL American Individual Variable Life Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


        INVESCO


                       VIF-Utilities               VIF-High Yield

                          Six months   For the period  Six months    For the period
                            ended       from 8/28/01    ended        from 8/28/01
                           6/30/02     (commencement)  6/30/02      (commencement)
                         (unaudited)    to 12/31/01   (unaudited)     to 12/31/01


Increase in net assets
from operations:
Net investment income    $         12  $          2  $         232  $             1
Net realized gain (loss)          (30)           (2)           (93)               -
Realized gain distributions         -             -              -                -
Net change in unrealized
appreciation (depreciation)      (419)           (9)        (1,428)             (15)

Increase (decrease)
in net assets
from operations                  (437)           (9)        (1,289)             (14)


Contract owner transactions:
Proceeds from units sold        7,245         1,598         26,694            1,051
Cost of units redeemed              -             -        (10,907)               -
Account charges                  (385)          (68)          (414)              (5)

Increase (decrease)             6,860         1,530         15,373            1,046


Net increase (decrease)         6,423         1,521         14,084            1,032
Net assets, beginning           1,521             -          1,032                -

Net assets, ending       $      7,944  $      1,521  $      15,116  $         1,032


Units sold                      1,898           357          6,333              231
Units redeemed                    (97)          (15)        (2,687)              (1)


Net increase (decrease)         1,801           342          3,646              230
Units outstanding, beginning      342             -            230                -

Units outstanding, ending       2,143           342          3,876              230


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   Summary of  Significant  Accounting  Policies
The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), The Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), INVESCO funds (INVESCO)and PBHG Insurance Series Fund, Inc. (PBHG).

Security Valuation Transactions and Related Income
The market value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Commencing in 2001, realized capital gains distributions have been presented as net realized capital gain distributions from investment in portfolio shares on the statement of operations.

The stated unit values contained in this report for T.Rowe Equity Income, Janus Worldwide Growth and Janus Flexible Income portfolio sub accounts have been restated. The unit values for T.Rowe Equity Income was understated from 6/26/02 through 7/15/02 and for Janus Worldwide Growth and Janus Flexible Income portfolios from 6/27/02 through 7/15/02. Any transactions affected during these periods were appropriately adjusted.

Related Party Transactions
OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

           Value        0.50%         Investment  Grade Bond     0.50%
           Money Market 0.40%         Asset Director             0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. These fees are paid to AUL in addition to the account charges described below.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
With respect to variable life insurance policies funded by the Variable Account, total account charges during the six months ended June 30, 2002 and the years ended December 31, 2001 and December 31, 2000 were_$2,028,721, $3,366,419 and
$2,437,154, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are described as follows:
Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policys account value does not exceed a specific amount, (6) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of .25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Flexible Premium  Adjustable Policy: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3.  Accumulation Unit Value
A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.

                 Expenses as a
                       Unit           Net Assets      % of Average    Total
                       Value              (000s)        Net Assets      Return

        OneAmerica Funds:
Value
        June 30, 2002   $6.50    $       1,837           N       3.6%
        2001            6.27            861             N       11.3%
        2000            5.63            393             N       17.6%
        1999            4.79            219             N       (0.8%)
        1998            4.83            96              N       (3.5%)
        April 30, 1998*  5.00                           N
Money Market
        June 30, 2002    1.19            2,431           N       0.6%
        2001            1.19            2,570           N       3.6%
        2000            1.15            1,117           N       6.0%
        1999            1.08            567             N       5.0%
        1998            1.03            131             N       3.3%
        April 30, 1998*  1.00                           N
Investment Grade Bond
        June 30, 2002    6.36            1,801           N       2.1%
        2001            6.23            1,094           N       7.1%
        2000            5.82            567             N       10.8%
        1999            5.25             292            N       (1.1%)
        1998            5.31            36              N       6.2%
        April 30, 1998* 5.00                           N
Asset Director
        June 30, 2002   6.58            1,735           N       3.0%
        2001            6.39            889             N       10.6%
        2000            5.78            232             N       15.6%
        1999            5.00            116             N       (0.7%)
        1998            5.03            30              N       0.6%
        April 30, 1998* 5.00                           N
*Commenced operations

                                                  Expenses as a
                       Unit        Net Assets      % of Average    Total
                       Value       (000s)         Net Assets      Return

        Fidelity:
VIP High Income
        June 30, 2002   $3.20    $       439             N       (4.4%)
        2001            3.35            399             N       (11.7%)
        2000            3.80            332             N       (20.7%)
        1999            4.79            252             N       5.7%
        1998            4.53            26              N       (9.4%)
        April 30, 1998*   5.00                           N
VIP Growth
        June 30, 2002    4.93            3,865           N       (19.3%)
        2001            6.11            4,880           N       (17.6%)
        2000            7.42            4,001           N       (11.0%)
        1999            8.34            2,113           N       37.3%
        1998            6.07            129             N       21.3%
        April 30, 1998*  5.00                           N
VIP Overseas
        June 30, 2002    4.26            420             N       (2.5%)
        2001            4.37            507             N       (21.2%)
        2000            5.55            390             N       (19.1%)
        1999            6.86            94              N       42.6%
        1998            4.81            13              N       (3.8%)
        April 30, 1998*  5.00                           N
VIP Asset Manager
        June 30, 2002   5.01            1,528           N       (8.24%)
        2001            5.46            1,588           N       (4.1%)
        2000            5.70            1,178           N       (3.9%)
        1999            5.93            620             N       11.1%
        1998            5.34            131             N       6.8%
        April 30, 1998* 5.00                           N
VIP Index 500
        June 30, 2002   4.65            5,910           N       (13.3%)
        2001            5.37            6,066           N       (12.1%)
         2000           6.10            4,583           N       (9.3%)
        1999            6.73            2,571           N       20.4%
        1998            5.59            1,418           N       11.7%
        April 30, 1998* 5.00                           N
VIP Equity-Income
        June 30, 2002   5.17            2,120           N       (6.2%)
        2001            5.50            1,964           N       (5.0%)
        2000            5.79            1,237           N       8.4%
        1999            5.34            657             N       6.3%
        1998            5.02            158             N       0.5%
        April 30, 1998* 5.00                           N

*Commenced operations

                                                  Expenses as a
                        Unit       Net Assets      % of Average    Total
                         Value     (000s)           Net Assets      Return

        Fidelity:
VIP Contrafund
        June 30, 2002   $5.79    $       3,407           N       (0.6%)
        2001            5.83            3,334           N       (12.2%)
        2000            6.65            2,876           N       (6.6%)
        1999            7.12            1,550           N       24.2%
        1998            5.73            166             N       14.6%
        April 30, 1998* 5.00                           N
VIP Money Market
        June 30, 2002   1.22            1,129           N       0.9%
        2001            1.21            840             N       4.2%
        2000            1.16            811             N       6.3%
        1999            1.09            660             N       4.8%
        1998            1.04            25              N       3.6%
        April 30, 1998* 1.00                           N
        American Century:
VP Capital Appreciation
        June 30, 2002   5.28            18              N       (10.1%)
         2001           5.87            19              N       (28.1%)
        2000            8.16            21              N       9.0%
        1999            7.49            17              N       64.5%
        1998            4.55            4               N       (0.9%)
        April 30, 1998* 5.00                           N
VP International
        June 30, 2002   4.58            753             N       (4.5%)
        2001            4.79            684             N       (29.2%)
        2000            6.77            728             N       (16.8%)
        1999            8.13            321             N       64.0%
        1998            4.96            84              N       (0.8%)
        May 1, 1998*    5.00                           N
VP Income & Growth
        June 30, 2002   4.05            665             N       (10.3%)
        2001            4.51            663             N       (8.4%)
        2000            4.92            374             N       (10.6%)
        1999            5.51            20              N       10.2%
        May 1, 1998*    5.00                           N
        Alger:
American Growth
        June 30, 2002  5.17            6,295           N       (18.4%)
        2001            6.34            7,165           N       (11.8%)
        2000            7.18            6,000           N       (14.8%)
        1999            8.43            3,120           N       33.8%
        1998            6.30            273             N       26.1%
        April 30, 1998*5.00                           N
*Commenced operations

                                                   Expenses as a
                        Unit       Net Assets      % of Average    Total
                        Value      (000s)          Net Assets      Return

        Alger:
American Small Capitalization
        June 30, 2002   $2.29    $       455             N       (14.3%)
        2001            2.68            391             N       (29.5%)
        2000            3.80            122             N       (24.1%)
        May 1, 2000*    5.00                           N
        T. Rowe Price:
Equity Income(1)
        June 30, 2002   5.77            2,673           N       (3.6%)
        2001            5.99            2,052           N       1.5%
        2000            5.90            1,170           N       13.0%
        1999            5.22            669             N       3.7%
        1998            5.03            232             N       0.6%
        April 30, 1998* 5.00                           N
Limited-Term Bond
        June 30, 2002   5.94            471             N       1.8%
        2001            5.86            291             N       8.5%
        2000            5.40            6               N       8.1%
        May 1, 2000*   5.00                           N
Mid-Cap Growth
        June 30, 2002   4.48            672             N       (10.4%)
        2001            5.00            487             N       (0.9%)
        2000            5.05            81              N       0.9%
        May 1, 2000*    5.00                           N
        Janus:
Worldwide Growth(1)
        June 30, 2002   4.30            3,038           N       (13.0%)
        2001            4.95            3,095           N       (22.4%)
        2000            6.38            2,330           N       (15.7%)
        1999            7.56            308             N       51.3%
        May 1, 1999*    5.00                           N
Flexible Income(1)
        June 30, 2002   5.91            913             N       3.2%
        2001            5.73            615             N       7.7%
        2000            5.32            261             N       6.3%
        1999            5.01            3               N       0.1%
        May 1, 1999*    5.00                           N
        SAFECO:
RST Equity
        June 30, 2002   3.30            441             N       (17.3%)
        2001            3.98            490             N       (9.4%)
         2000           4.40            455             N       (10.8%)
        1999            4.93            30              N       (1.4%)
        May 1, 1999*    5.00                           N

*Commenced operations
(1) See Note 1

                   NOTES TO FINANCIAL STATEMENTS (continued)
3.      Accumulation Unit Value (continued)
                                                                  Expenses as a
                                        Unit      Net Assets      % of Average    Total
                                      Value       (000s)          Net Assets      Return

        SAFECO:
RST Growth
        June 30, 2002   $                 5.30    $       979             N       (17.6%)
        2001                                6.43            946             N       19.1%
        2000                                5.40            541             N       (6.2%)
        1999                                5.75            36              N       15.0%
        May 1, 1999*                         5.00                           N
        PBHG:
Growth II
        June 30, 2002                    1.96            261             N       (16.6%)
        2001                        2.35            271             N       (40.5%)
        2000                          3.95            129             N       (21.0%)
        May 1, 2000*                    5.00                           N
Technology & Communications
        June 30, 2002                   0.73            399             N       (42.9%)
        2001                       1.28            563             N       (52.3%)
        2000                            2.69            279             N       (46.2%)
        May 1, 2000*                  5.00                           N
        INVESCO:
VIF-Dynamics
        June 30, 2002                      3.80            21              N       (24.7%)
        2001                            5.05            1               N       1.0%
        August 28, 2001*                5.00                           N
VIF-Financial Services
        June 30, 2002                      4.81            61              N       (4.2%)
        2001                             5.02            36              N       0.5%
        August 28, 2001*                5.00                           N
VIF-Health Sciences
        June 30, 2002                      4.26            129             N       (15.3%)
        2001                              5.02            35              N       0.5%
        August 28, 2001*                5.00                           N
VIF-Utilities
        June 30, 2002                     3.71            7               N       (16.8%)
        2001                              4.45            2               N       (10.9%)
        August 28, 2001*                5.00                           N
VIF-High Yield
        June 30, 2002                      3.90            15              N       (12.9%)
        2001                              4.48            1               N       (10.4%)
        August 28, 2001*                5.00                           N

*Commenced operations

4.      Cost of Investments
        The cost of investments at June 30, 2002 is:
        OneAmerica Funds:
Value   $                                 1,801,301
Money Market                              2,431,171
Investment Grade Bond                     1,785,351
Asset Director                           1,729,387
        Fidelity:
VIP High Income                          586,556
VIP Growth                                5,810,570
VIP Overseas                             431,719
VIP Asset Manager                        1,860,927
VIP Index 500                           7,537,835
VIP Equity-Income                       2,399,315
VIP Contrafund                          3,940,102
VIP Money Market                        1,127,770
        American Century:
VP Capital Appreciation                 20,605
VP International                         1,067,088
VP Income and Growth                      790,435
        Alger:
American Growth                         10,008,680
American
Small Capitalization                      529,465
        T. Rowe Price:
Equity Income   $                        2,795,634
Limited-Term Bond                         471,982
Mid-Cap Growth                             710,921
        Janus:
Worldwide Growth                         4,043,674
Flexible Income                           911,779
        SAFECO:
RST Equity                                 603,481
RST Growth                              1,121,353
        PBHG:
Growth II                           345,681
Technology &
Communications                            763,998
        INVESCO:
VIF-Dynamics                             25,021
VIF-Financial Services                    62,613
VIF-Health Sciences                       140,875
VIF-Utilities                            8,373
VIF-High Yield                           16,569

5.      Mutual Fund Shares
        The mutual fund shares owned at June 30, 2002 is:
        OneAmerica Funds:
Value                                    96,357
Money Market                            2,431,417
Investment Grade Bond                      164,878
Asset Director                             116,854
        Fidelity:
VIP High Income                           80,262
VIP Growth                                142,753
VIP Overseas                              31,312
VIP Asset Manager                       119,388
VIP Index 500                             53,037
VIP Equity-Income                        103,353
VIP Contrafund                       172,010
VIP Money Market                        1,129,430
        American Century:
VP Capital Appreciation               2,764
VP International                          120,557
VP Income & Growth                       115,934
        Alger:
American Growth                          209,840
American
Small Capitalization                     32,121
        T Rowe Price:
Equity Income                            145,777
Limted-Term Bond                          93,431
Mid-Cap Growth                             41,123
        Janus:
Worldwide Growth                          122,923
Flexible Income                         77,838
        Safeco:
RST Equity                            21,600
RST Growth                              54,449
        PBHG:
Growth II                              27,886
Technology
& Communications                        214,570
        INVESCO:
VIF-Dynamics                             1,772
VIF-Financial Services                  2,339
VIF-Health Sciences                     3,013
VIF-Utilities                           839
VIF-High Yield                           4,938


                   NOTES TO FINANCIAL STATEMENTS (continued)
6.      Net Assets
        Net Assets at June 30, 2002 are:

                                              OneAmerica Funds                          Fidelity

                                                  Investment                          VIP           VIP
                          Value    Money Market    Grade Bond      Asset Director  High Income     Growth

Proceeds from units sold  $ 2,430,765  $ 11,029,680  $   2,697,043  $  2,166,996   $    971,942   $   9,584,894
Cost of units redeemed       (540,488)   (8,434,689)      (856,927)     (399,615)      (294,865)     (2,626,191)
Account charges              (191,895)     (283,142)      (155,252)     (121,658)       (92,772)     (1,225,096)
Net investment income          87,918       119,322        100,026        56,012        109,880         297,610
Net realized gain (loss)      (25,921)            -            461        (2,413)      (107,629)       (490,220)
Realized gain distributions    40,922             -              -        30,065                        269,573
Unrealized appreciation
(depreciation)                 36,029             -         16,595         6,242       (146,721)     (1,944,821)

                         $  1,837,330  $  2,431,171      1,801,946  $  1,735,629   $    439,835   $   3,865,749



                                                               Fidelity

                          VIP      VIP             VIP                 VIP            VIP             VIP
                          Overseas  Asset Manager   Index  500      Equity-Income   Contrafund     Money Market

Proceeds from units sold    3,697,396     2,799,698  $  13,207,460  $  2,978,633   $  6,282,023   $   8,489,659
Cost of units redeemed     (3,032,875)     (817,268)    (4,497,306)     (438,304)    (1,683,055)     (7,294,184)
Account charges              (115,067)     (297,372)    (1,494,600)     (351,699)      (888,370)       (156,865)
Net investment income          35,063       199,972        192,688       160,940        270,146          89,160
Net realized gain (loss)     (185,652)      (42,936)       129,593       (11,015)      (115,978)              -
Realized gain distributions    32,853        18,833              -        60,763         75,336               -
Unrealized appreciation
(depreciation)                (11,199)     (332,781)    (1,627,409)     (278,503)      (532,589)          1,660

                         $    420,519  $  1,528,146  $   5,910,427  $  2,120,812   $  3,407,513   $   1,129,430



                                       American Century                                  Alger

                       VP Capital      VP            VP Income                     American        American
                      Appreciation    International   & Growth                    Growth        Small Cap

Proceeds from units sold $     73,230  $  1,763,900  $   1,036,367  $ 13,723,904   $    845,992
Cost of units redeemed        (49,162)     (584,156)      (125,403)   (3,060,518)      (186,796)
Account charges                (9,914)     (172,540)      (112,311)   (1,738,556)       (60,330)
Net investment income             523        11,880         10,099       720,942            127
Net realized gain (loss)         (348)      (16,243)       (18,317)     (469,872)       (69,528)
Realized gain distributions     6,275        64,248              -       832,781              -
Unrealized appreciation
(depreciation)                 (1,974)     (313,607)      (124,973)   (3,713,466)       (73,666)

                         $     18,630  $    753,482  $     665,462  $  6,295,215   $    455,801


NOTES TO FINANCIAL STATEMENTS (continued)
6.      Net Assets (continued)
        Net Assets at June 30, 2002 are:

                                   T. Rowe Price                               Janus

                                       Limited-Term      Mid-Cap     Worldwide
                      Equity Income         Bond         Growth        Growth       Flexible Income

Proceeds from units sold $  3,915,931  $    802,817  $     924,259  $  7,382,659   $   1,044,585
Cost of units redeemed       (852,065)     (320,259)      (136,371)   (2,185,455)       (118,005)
Account charges              (453,035)      (24,002)       (72,387)     (706,665)        (76,501)
Net investment income         162,818        12,435          1,265       150,175          58,793
Net realized gain (loss)       (9,889)          991         (5,844)     (597,041)          2,907
Realized gain distributions    31,873             -              -             -               -
Unrealized appreciation
(depreciation)               (122,086)         (957)       (38,147)   (1,005,006)          1,265

                         $  2,673,547  $    471,025  $     672,775  $  3,038,667         913,044



                                  SAFECO                          PBHG

                                                                      Tech. &
                         RST Equity    RST Growth      Growth II       Comm.

Proceeds from units sold $    803,883  $  1,649,495  $     594,750  $  1,506,662
Cost of units redeemed       (110,556)     (421,734)      (112,512)     (244,325)
Account charges               (86,546)     (162,867)       (58,937)     (133,740)
Net investment income           8,717        62,492            721        22,653
Net realized gain (loss)      (15,017)      (26,323)       (78,341)     (635,862)
Realized gain distributions         -        20,290                      248,611
Unrealized appreciation
(depreciation)               (159,197)     (142,352)       (84,389)     (364,898)

                         $    441,284  $    979,001  $     261,292  $    399,101



                                                        INVESCO

                             VIF-    VIF-Financial   VIF-Health         VIF-
                           Dynamics        Services      Sciences   VIF-Utilities   High Yield

Proceeds from units sold $     31,966  $     64,588  $     186,756  $      8,843   $     27,755
Cost of units redeemed         (4,230)          (64)       (37,754)                     (10,907)
Account charges                (2,561)       (3,504)        (6,673)         (453)          (419)
Net investment income               -            96                           14            233
Net realized gain (loss)         (155)           64         (1,462)          (31)           (93)
Realized gain distributions         1         1,433              8
Unrealized appreciation
(depreciation)                 (3,762)       (1,541)       (11,663)         (429)        (1,453)

                         $     21,259  $     61,072  $     129,212  $      7,944   $     15,116

FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are not annualized. This information pertains to the six months ended June 30, 2002.


        OneAmerica Funds:
Value                                   0.0%
Money Market                             0.6%
Investment Grade Bond                   0.0%
Asset Director                          0.0%
        Fidelity:
VIP High Income                         10.1%
VIP Growth                              0.0%
VIP Overseas                            0.8%
VIP Asset Manager                       3.8%
VIP Index 500                           1.2%
VIP Equity-Income                       1.5%
VIP Contrafund                          0.8%
VIP Money Market                        0.5%
        American Century:
VP Capital Appreciation                 0.0%
VP International                        0.7%
VP Income & Growth                      0.0%
        Alger:
American Growth                         0.0%
American
Small Capitalization                     0.0%
        T. Rowe Price:
Equity Income                           (3.0%)
Limited-Term Bond                       2.2%
Mid-Cap Growth                          0.0%
        Janus:
Worldwide Growth                        0.4%
Flexible Income                         1.7%
        SAFECO:
RST Equity                              0.0%
RST Growth                              0.0%
        PBHG:
Growth II                               0.0%
Technology &
Communications                          0.0%
        INVESCO:
VIF-Dynamics                            0.0%
VIF-Financial Services                  0.0%
VIF-Health Sciences                     0.0%
VIF-Utilities                           0.4%
VIF-High Yield                          2.6%